Other Liabilities	12 Months Ended
Dec. 31, 2024
Liabilities [abstract]
Other Liabilities	OTHER LIABILITIES
The other liabilities line item is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Accounts and notes payable	323,010	312,882
Income received in advance	1,480	777
Macro-hedge valuation adjustment (1)	76,540	68,781
Guarantees received (margin accounts) (2)	1,832,345	1,081,226
Broker dealer and simultaneous transactions	24,130	36,819
Withholding VAT	28,140	44,861
Accounts payable insurance companies	7,072	7,869
In-progress operations	27,497	18,191
Deferred income	1,640	1,902
Other liabilities	91,056	110,346
Total	2,412,910	1,683,654
(1)Valuation balances of net assets and liabilities at market value subject to macro-hedging
(2)Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.